FINANCE COSTS	12 Months Ended
Dec. 31, 2023
Finance Costs [Abstract]
FINANCE COSTS	FINANCE COSTS

	2023	2022	2021
	US$’000	US$’000	US$’000
Interest on lease liabilities	1,394	527	142
Collaboration interest-bearing advanced funding	20,400	10,269	758
Total	21,794	10,796	900